Goldman Sachs India Equity ETF Expense Example - Goldman Sachs India Equity ETF - Goldman Sachs India Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240